Expenses by Nature (Details) - Schedule of Fair Value of Equity Consideration (Parentheticals)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Schedule of Fair Value of Equity Consideration [Abstract]
Market value ordinary share | shares	9,492,875
Market value of ordinary per shares | $ / shares	$ 10.6